American Century Investments®
Quarterly Portfolio Holdings
Heritage Fund
January 31, 2022

Heritage - Schedule of Investments
JANUARY 31, 2022 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 99.5%
Aerospace and Defense — 1.2%
HEICO Corp.	458,604	62,549,000
Auto Components — 1.7%
Aptiv plc(1)	656,675	89,688,672
Beverages — 0.4%
Celsius Holdings, Inc.(1)	412,988	19,711,917
Biotechnology — 5.3%
Alnylam Pharmaceuticals, Inc.(1)	531,566	73,143,481
Biohaven Pharmaceutical Holding Co. Ltd.(1)	268,816	35,717,582
Horizon Therapeutics plc(1)	711,406	66,395,522
Natera, Inc.(1)	424,340	29,979,621
Neurocrine Biosciences, Inc.(1)	397,496	31,410,134
Sarepta Therapeutics, Inc.(1)	475,707	34,046,350
		270,692,690
Building Products — 2.5%
Trane Technologies plc	496,103	85,875,429
Zurn Water Solutions Corp.	1,346,505	41,122,263
		126,997,692
Capital Markets — 5.0%
LPL Financial Holdings, Inc.	913,480	157,410,874
MSCI, Inc.	180,245	96,632,949
		254,043,823
Chemicals — 1.9%
Albemarle Corp.	150,064	33,125,127
Element Solutions, Inc.	2,758,829	61,908,123
		95,033,250
Communications Equipment — 4.9%
Arista Networks, Inc.(1)	1,209,228	150,319,133
F5, Inc.(1)	480,526	99,766,808
		250,085,941
Containers and Packaging — 2.1%
Avery Dennison Corp.	393,231	80,777,512
Ball Corp.	255,831	24,841,190
		105,618,702
Electrical Equipment — 6.0%
AMETEK, Inc.	705,716	96,520,777
Generac Holdings, Inc.(1)	123,705	34,931,818
nVent Electric plc	1,348,742	46,652,986
Plug Power, Inc.(1)	771,927	16,882,043
Regal Rexnord Corp.	448,043	71,005,855
Rockwell Automation, Inc.	145,260	42,012,097
		308,005,576
Electronic Equipment, Instruments and Components — 3.8%
Cognex Corp.	1,032,946	68,649,591
Keysight Technologies, Inc.(1)	746,455	126,016,533
		194,666,124
Entertainment — 2.0%
Live Nation Entertainment, Inc.(1)	393,312	43,071,597
ROBLOX Corp., Class A(1)	241,928	15,933,378

Roku, Inc.(1)	253,024	41,508,587
		100,513,562
Equity Real Estate Investment Trusts (REITs) — 0.2%
Rexford Industrial Realty, Inc.	138,924	10,165,069
Food Products — 1.0%
Hershey Co. (The)	260,367	51,310,525
Health Care Equipment and Supplies — 4.9%
Align Technology, Inc.(1)	77,891	38,552,929
DexCom, Inc.(1)	190,354	81,943,590
IDEXX Laboratories, Inc.(1)	191,045	96,917,129
Teleflex, Inc.	107,354	33,300,137
		250,713,785
Health Care Providers and Services — 1.2%
Amedisys, Inc.(1)	249,667	33,730,012
R1 RCM, Inc.(1)	1,242,466	29,545,841
		63,275,853
Health Care Technology — 1.6%
Veeva Systems, Inc., Class A(1)	357,647	84,597,821
Hotels, Restaurants and Leisure — 6.3%
Airbnb, Inc., Class A(1)	509,299	78,416,767
Chipotle Mexican Grill, Inc.(1)	68,342	101,527,509
Hilton Worldwide Holdings, Inc.(1)	971,847	141,024,718
		320,968,994
Interactive Media and Services — 2.0%
Match Group, Inc.(1)	603,522	68,016,929
Pinterest, Inc., Class A(1)	1,208,067	35,710,461
		103,727,390
Internet and Direct Marketing Retail — 1.5%
Chewy, Inc., Class A(1)(2)	627,111	29,856,755
Etsy, Inc.(1)	303,779	47,717,605
		77,574,360
IT Services — 5.1%
Block, Inc.(1)	239,423	29,279,039
Cloudflare, Inc., Class A(1)	517,710	49,907,244
EPAM Systems, Inc.(1)	183,402	87,325,028
Okta, Inc.(1)	366,709	72,568,044
Twilio, Inc., Class A(1)	95,757	19,737,433
		258,816,788
Life Sciences Tools and Services — 5.6%
10X Genomics, Inc., Class A(1)	271,809	26,167,052
Agilent Technologies, Inc.	474,939	66,168,502
Bio-Techne Corp.	137,853	51,889,248
Mettler-Toledo International, Inc.(1)	73,143	107,716,233
Repligen Corp.(1)	181,766	36,051,468
		287,992,503
Machinery — 2.5%
Graco, Inc.	674,083	48,911,463
Parker-Hannifin Corp.	249,106	77,225,351
		126,136,814
Professional Services — 3.6%
CoStar Group, Inc.(1)	650,250	45,621,540
Jacobs Engineering Group, Inc.	618,031	80,455,276
Verisk Analytics, Inc.	308,331	60,472,959
		186,549,775

Road and Rail — 0.5%
Lyft, Inc., Class A(1)	687,223	26,471,830
Semiconductors and Semiconductor Equipment — 4.9%
Enphase Energy, Inc.(1)	451,335	63,399,027
Marvell Technology, Inc.	1,330,058	94,966,141
Monolithic Power Systems, Inc.	102,986	41,496,149
Skyworks Solutions, Inc.	362,111	53,056,504
		252,917,821
Software — 16.6%
Atlassian Corp. plc, Class A(1)	159,453	51,716,986
Autodesk, Inc.(1)	209,830	52,413,436
Cadence Design Systems, Inc.(1)	1,064,407	161,938,881
Coupa Software, Inc.(1)	103,243	13,862,438
Datadog, Inc., Class A(1)	643,297	93,992,125
DocuSign, Inc.(1)	456,881	57,461,923
HubSpot, Inc.(1)	63,601	31,088,169
Manhattan Associates, Inc.(1)	746,373	99,916,953
Palantir Technologies, Inc., Class A(1)	1,712,411	23,477,155
Palo Alto Networks, Inc.(1)	379,034	196,112,191
Trade Desk, Inc. (The), Class A(1)	959,606	66,731,001
		848,711,258
Specialty Retail — 2.4%
Burlington Stores, Inc.(1)	240,369	56,950,627
Carvana Co.(1)	221,905	35,961,925
Five Below, Inc.(1)	175,917	28,850,388
		121,762,940
Textiles, Apparel and Luxury Goods — 1.8%
lululemon athletica, Inc.(1)	269,090	89,811,478
Trading Companies and Distributors — 1.0%
W.W. Grainger, Inc.	105,542	52,254,900
TOTAL COMMON STOCKS (Cost $3,954,048,985)		5,091,366,853
SHORT-TERM INVESTMENTS — 1.3%
Discount Notes — 0.2%
Federal Farm Credit Discount Notes, 0.00%, 2/1/22(3)	12,000,000	12,000,000
Money Market Funds — 0.6%
State Street Institutional U.S. Government Money Market Fund, Premier Class	110,751	110,751
State Street Navigator Securities Lending Government Money Market Portfolio(4)	30,343,414	30,343,414
		30,454,165
Repurchase Agreements — 0.5%
BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 2.25% - 6.00%, 4/30/24 - 2/15/49, valued at $5,901,592) in a joint trading account at 0.02%, dated 1/31/22, due 2/1/22 (Delivery value $5,799,047)		5,799,044
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 1.875%, 2/15/41, valued at $19,718,682) at 0.02%, dated 1/31/22, due 2/1/22 (Delivery value $19,332,011)		19,332,000
		25,131,044
TOTAL SHORT-TERM INVESTMENTS (Cost $67,585,209)		67,585,209
TOTAL INVESTMENT SECURITIES — 100.8% (Cost $4,021,634,194)		5,158,952,062
OTHER ASSETS AND LIABILITIES — (0.8)%		(40,604,901)
TOTAL NET ASSETS — 100.0%		$5,118,347,161

NOTES TO SCHEDULE OF INVESTMENTS
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $29,633,845. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)The rate indicated is the yield to maturity at purchase.
(4)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $30,343,414.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. U.S. Treasury and Government Agency securities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	5,091,366,853	—	—
Short-Term Investments	30,454,165	37,131,044	—
	5,121,821,018	37,131,044	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.